PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Expense related to short-term leases, low value asset leases and variable lease still recognized as operating expenses	€ 6,000,000	€ 7,000,000
Impairment charges related to cash-generating units	€ 0
Average percentage of operating level of plants	50.00%
Impairment loss recognised in profit or loss, property, plant and equipment	€ 5,000,000